S000006699 [Member] Expense Example, No Redemption - Loomis Sayles Growth Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	522
Expense Example, No Redemption, 5 Years	901
Expense Example, No Redemption, 10 Years	$ 1,765